Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	vot_SupplementTextBlock

Virtus International Equity Fund,

a Series of Virtus Opportunities Trust (the “Trust”)

Supplement dated May 20, 2013 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective on or about May 22, 2013, the Fund’s current subadviser, Pyrford International Ltd. (“Pyrford”), will be replaced by Euclid Advisors LLC, an affiliate of the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“Adviser” or “VIA”).

Pyrford recently provided notice to VIA that Pyrford intended to terminate is service as subadviser to the Fund. In connection with that notice the Adviser recommended to the Board of Trustees of the Trust that the Fund appoint Euclid Advisors LLC (“Euclid” or “Subadviser”), which has a strong performance history in managing international equity products similar to the Fund, as the new subadviser to the Fund.

At a special meeting of the Board of Trustees held on May 14, 2013, the Trustees approved an interim subadvisory agreement between VIA and Euclid, an affiliate of VIA, with respect to the Fund (the “Interim Subadvisory Agreement”). In connection with Pyrford’s impending resignation, the Board decided to appoint Euclid as subadviser to the Fund effective May 22, 2013, or as soon as practicable thereafter, under the Interim Subadvisory Agreement and terminate the previous subadvisory agreement with Pyrford on such date. The Interim Subadvisory Agreement has a term of the earlier of 150 days or the date on which a new subadvisory agreement is entered into.

The Board of Trustees also approved and recommended for shareholder approval a new investment subadvisory agreement between VIA and the Euclid, with respect to the Fund (the “Subadvisory Agreement”). The Trustees approved, and recommended approval by shareholders at a Special Meeting of Shareholders to be held on July 9, 2013, the following proposal:

To approve a Subadvisory Agreement between Euclid Advisors LLC and Virtus Investment Advisers, Inc. on behalf of Virtus International Equity Fund.

As Subadviser, Euclid would be responsible for the day-to-day management of the Fund’s portfolio.

The Fund would pay no fee directly to Euclid as the Subadviser. Under the Interim Subadvisory Agreement and the Subadvisory Agreement, the fee to be paid by VIA to the Subadviser would be 50% of the net investment advisory fee. If approved, the Subadvisory Agreement would have an initial term through December 31, 2014. The Subadvisory Agreement would continue thereafter on a year-to-year basis with the approval of the Fund’s Trustees, including a majority of the Independent Trustees.

Information about Euclid

Euclid Advisors LLC has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. Euclid is registered as an investment adviser under the Investment Advisers Act of 1940, and is a wholly-owned indirect subsidiary of Virtus. Founded in 1997, Euclid serves as subadviser to certain Virtus-sponsored mutual funds. As of March 31, 2013, Euclid had $7.3 billion of assets under management.

In managing the Fund, Euclid will use an investment process driven by bottom-up fundamental research and informed by top-down macro views. Top-down research will be utilized to make global and regional decisions, country selection, and sector selection. As part of the process, Euclid will take into account, among other things, monetary policy, geo-political factors, direction of interest rate movements, economic growth and outlook, and valuation. In evaluating securities for inclusion in the Fund, Euclid will apply a Cash Flow Return on Capital approach to valuation as well as fundamental analysis to assess the financial strength, franchise quality, and management capabilities of individual securities.

The following individual will serve as portfolio manager of the Fund:

Frederick A. Brimberg is Senior Managing Director and Senior Portfolio Manager at Euclid (since July 2012). Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management with a focus on the international separately managed account product. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with various positions at Lexington Management, Brimberg & Co., and Lehman Brothers Kuhn Loeb Inc.

The Fund’s summary prospectus and statutory prospectus are hereby amended to reflect the change in principal investment strategies, subadviser and portfolio manager as described above, effective May 22, 2013.

For more information about the proposal being submitted to shareholders, please refer to the Fund’s Proxy Statement filed by Virtus Opportunities Trust with the Securities and Exchange Commission (“SEC”) on May 15, 2013 by visiting the SEC’s Web site at www.sec.gov. The Funds’ Proxy Statement will be mailed to shareholders of the Fund as of the record date.

Virtus International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus International Equity Fund,

a Series of Virtus Opportunities Trust (the “Trust”)

Supplement dated May 20, 2013 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective on or about May 22, 2013, the Fund’s current subadviser, Pyrford International Ltd. (“Pyrford”), will be replaced by Euclid Advisors LLC, an affiliate of the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“Adviser” or “VIA”).

Pyrford recently provided notice to VIA that Pyrford intended to terminate is service as subadviser to the Fund. In connection with that notice the Adviser recommended to the Board of Trustees of the Trust that the Fund appoint Euclid Advisors LLC (“Euclid” or “Subadviser”), which has a strong performance history in managing international equity products similar to the Fund, as the new subadviser to the Fund.

At a special meeting of the Board of Trustees held on May 14, 2013, the Trustees approved an interim subadvisory agreement between VIA and Euclid, an affiliate of VIA, with respect to the Fund (the “Interim Subadvisory Agreement”). In connection with Pyrford’s impending resignation, the Board decided to appoint Euclid as subadviser to the Fund effective May 22, 2013, or as soon as practicable thereafter, under the Interim Subadvisory Agreement and terminate the previous subadvisory agreement with Pyrford on such date. The Interim Subadvisory Agreement has a term of the earlier of 150 days or the date on which a new subadvisory agreement is entered into.

The Board of Trustees also approved and recommended for shareholder approval a new investment subadvisory agreement between VIA and the Euclid, with respect to the Fund (the “Subadvisory Agreement”). The Trustees approved, and recommended approval by shareholders at a Special Meeting of Shareholders to be held on July 9, 2013, the following proposal:

To approve a Subadvisory Agreement between Euclid Advisors LLC and Virtus Investment Advisers, Inc. on behalf of Virtus International Equity Fund.

As Subadviser, Euclid would be responsible for the day-to-day management of the Fund’s portfolio.

The Fund would pay no fee directly to Euclid as the Subadviser. Under the Interim Subadvisory Agreement and the Subadvisory Agreement, the fee to be paid by VIA to the Subadviser would be 50% of the net investment advisory fee. If approved, the Subadvisory Agreement would have an initial term through December 31, 2014. The Subadvisory Agreement would continue thereafter on a year-to-year basis with the approval of the Fund’s Trustees, including a majority of the Independent Trustees.

Information about Euclid

Euclid Advisors LLC has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. Euclid is registered as an investment adviser under the Investment Advisers Act of 1940, and is a wholly-owned indirect subsidiary of Virtus. Founded in 1997, Euclid serves as subadviser to certain Virtus-sponsored mutual funds. As of March 31, 2013, Euclid had $7.3 billion of assets under management.

In managing the Fund, Euclid will use an investment process driven by bottom-up fundamental research and informed by top-down macro views. Top-down research will be utilized to make global and regional decisions, country selection, and sector selection. As part of the process, Euclid will take into account, among other things, monetary policy, geo-political factors, direction of interest rate movements, economic growth and outlook, and valuation. In evaluating securities for inclusion in the Fund, Euclid will apply a Cash Flow Return on Capital approach to valuation as well as fundamental analysis to assess the financial strength, franchise quality, and management capabilities of individual securities.

The following individual will serve as portfolio manager of the Fund:

Frederick A. Brimberg is Senior Managing Director and Senior Portfolio Manager at Euclid (since July 2012). Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management with a focus on the international separately managed account product. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with various positions at Lexington Management, Brimberg & Co., and Lehman Brothers Kuhn Loeb Inc.

The Fund’s summary prospectus and statutory prospectus are hereby amended to reflect the change in principal investment strategies, subadviser and portfolio manager as described above, effective May 22, 2013.

For more information about the proposal being submitted to shareholders, please refer to the Fund’s Proxy Statement filed by Virtus Opportunities Trust with the Securities and Exchange Commission (“SEC”) on May 15, 2013 by visiting the SEC’s Web site at www.sec.gov. The Funds’ Proxy Statement will be mailed to shareholders of the Fund as of the record date.